Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	30

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$194,343,118.74	0.3998830	$157,119,809.41	0.3232918	$37,223,309.32
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$851,573,118.74	0.5722053	$814,349,809.41	0.5471935	$37,223,309.32

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	44.14		43.26
Pool Receivables Balance	$898,080,971.48		$858,697,950.05
Remaining Number of Receivables	62,329		61,042

Adjusted Pool Balance	$887,055,332.02		$848,281,051.47

III. COLLECTIONS

Principal:
Principal Collections	$38,704,899.20
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$771,419.88
Total Principal Collections	$39,476,319.08

Interest:
Interest Collections	$2,858,953.30
Late Fees & Other Charges	$53,706.45
Interest on Repurchase Principal	$-
Total Interest Collections	$2,912,659.75

Collection Account Interest	$299.41
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$42,389,310.79

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$42,389,310.79
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$42,389,310.79
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$748,400.81	$-	$748,400.81	$748,400.81
Collection Account Interest					$299.41
Late Fees & Other Charges					$53,706.45
Total due to Servicer					$802,406.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$64,781.04		$64,781.04
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$363,714.37		$363,714.37	$363,714.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$41,147,353.50

7. Regular Principal Distribution Amount:					$37,223,309.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,223,309.32
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,223,309.32		$37,223,309.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$37,223,309.32		$37,223,309.32

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,924,044.18

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,025,639.46
Beginning Period Amount	$11,025,639.46
Current Period Amortization	$608,740.88
Ending Period Required Amount	$10,416,898.58
Ending Period Amount	$10,416,898.58
Next Distribution Date Amount	$9,828,695.19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$35,482,213.28	$33,931,242.06	$33,931,242.06
Overcollateralization as a % of Original Adjusted Pool		2.32%	2.21%	2.21%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	60,401	98.74%	$847,852,916.41
30 - 60 Days	0.86%	525	1.05%	$9,004,693.75
61 - 90 Days	0.17%	101	0.19%	$1,653,341.43
91 + Days	0.02%	15	0.02%	$186,998.46
		61,042		$858,697,950.05
Total
Delinquent Receivables 61 + days past due	0.19%	116	0.21%	$1,840,339.89
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	94	0.17%	$1,571,633.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	119	0.22%	$2,026,687.74
Three-Month Average Delinquency Ratio	0.18%		0.20%

Repossession in Current Period		36		$701,958.19
Repossession Inventory		51		$558,490.82

Charge-Offs
Gross Principal of Charge-Off for Current Period				$678,122.23
Recoveries				$(771,419.88)
Net Charge-offs for Current Period				$(93,297.65)

Beginning Pool Balance for Current Period				$898,080,971.48

Net Loss Ratio				-0.12%
Net Loss Ratio for 1st Preceding Collection Period				-0.09%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$7,043,446.13
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$2,584,280.64
Number of Extensions				140

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